UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05488

Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.4%
$ 1,000	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 1,034,500
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA	501,830
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	11/12 at 100.00	BBB	696,762
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
2,190	Total Alabama			2,233,092
	Arizona – 0.6%
500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	538,350
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
	California – 19.7%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	A+	3,758,022
	1997A, 0.000%, 9/01/22 – NPFG Insured
500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	500,020
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	Aa2	1,472,260
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	1,447,820
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	1,407,892
450	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B2	422,294
	Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	BBB	231,978
	4.800%, 8/01/37 (Alternative Minimum Tax)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	2,590,300
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
375	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	413,329
	of the West, Series 2010, 6.000%, 10/01/29
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,016,360
	Health System, Series 2005A, 5.000%, 7/01/39
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,581,960
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	846,630
	Bonds, Series 2007A-1, 5.750%, 6/01/47
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	516,345
	Series 2003H, 6.375%, 10/01/33
250	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	267,715
	California, Series 2010, 5.375%, 3/15/36
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	394,011
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	274,438
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
385	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	442,658
	Mission Bay North Redevelopment Project, Series 2011C, 6.000%, 8/01/24
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,175,840
	Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22
21,980	Total California			18,759,872
	Colorado – 5.6%
1,000	Adams State College, Colorado, Institutional Enterprise Revenue Bonds, Series 2012,	5/22 at 100.00	Aa2	1,130,010
	5.000%, 5/15/37
1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	1,091,410
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,031,390
	Society, Series 2005, 5.000%, 6/01/35
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	1,172,870
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
520	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	615,914
	Utilities, Series 2008, 6.125%, 11/15/23
250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	241,128
	2007, 5.250%, 12/01/34 – RAAI Insured
4,770	Total Colorado			5,282,722
	Connecticut – 1.4%
1,100	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/12 at 100.00	BBB	1,104,356
180	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/13 at 100.00	BBB	180,662
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,280	Total Connecticut			1,285,018
	Florida – 5.2%
105	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/12 at 100.00	N/R	105,017
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
500	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	BBB+	579,070
	University, Refunding Series 2011, 6.375%, 4/01/31
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/12 at 100.00	BB+	1,255,000
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	12/12 at 100.00	BB+	602,400
	Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
	Minimum Tax)
660	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA–	722,647
	5.000%, 10/01/35 – AGM Insured
525	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%,	7/22 at 100.00	AA	590,252
	7/01/42 (WI/DD, Settling 8/01/12)
500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA–	555,005
	5.375%, 10/01/40
620	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	550,870
	5.400%, 5/01/37
4,760	Total Florida			4,960,261
	Georgia – 0.9%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	571,565
	AGM Insured
300	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	317,955
800	Total Georgia			889,520
	Illinois – 11.5%
550	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/13 at 100.00	N/R	551,381
	1998, 7.000%, 1/01/14
1,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt,	12/12 at 100.00	Baa2	1,501,200
	Series 1993C-2, 5.950%, 8/15/26
500	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	509,775
	Series 2002A, 6.125%, 12/01/22 (Pre-refunded 12/01/12)
1,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond	No Opt. Call	AA–	1,354,160
	Trust 1098, 18.116%, 8/15/15 – AGC Insured (IF) (5)
250	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	273,460
	5.125%, 5/15/35
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A2	308,575
	Series 2009C, 6.375%, 11/01/29
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	600,220
	2009, 7.000%, 8/15/44
250	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	280,415
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	BBB+	1,016,940
	Series 2002, 5.500%, 1/01/22
220	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	CCC	116,800
	Revenue Bonds, Series 2005B, 5.250%, 1/01/36
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	1,651,500
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 –	11/15 at 100.00	BBB	1,395,306
	FGIC Insured
450	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana	10/22 at 100.00	Baa1	479,133
	College, Series 2012, 5.000%, 10/01/27
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	932,600
	2010, 6.000%, 6/01/28
10,075	Total Illinois			10,971,465
	Indiana – 1.2%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB+	573,993
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	605,960
	2011, 8.000%, 9/01/41
1,025	Total Indiana			1,179,953
	Iowa – 0.9%
835	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	898,368
	Dubuque Project, Refunding Series 2011, 5.625%, 10/01/26
	Kansas – 0.5%
500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	509,365
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 3.1%
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	593,860
	Medical Health System, Series 2010A, 6.500%, 3/01/45
375	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010C, 4.625%, 7/01/33	1/20 at 100.00	AAA	404,115
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	Aaa	1,916,310
	Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
	(Pre-refunded 2/01/18)
2,375	Total Kentucky			2,914,285
	Louisiana – 1.3%
500	Louisiana Local Government Enrvironmental Facilities and Community Development Authority,	1/19 at 100.00	AA–	561,850
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – AGM Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
55	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	60,275
525	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	575,080
1,080	Total Louisiana			1,197,205
	Maryland – 2.4%
1,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	1,093,070
	Facilities Project, Series 2010A, 5.750%, 6/01/35
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/12 at 100.00	N/R	1,005,900
	7.400%, 9/01/19 (Alternative Minimum Tax)
210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB	220,765
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,210	Total Maryland			2,319,735
	Massachusetts – 0.3%
55	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/12 at 100.00	A–	55,545
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	No Opt. Call	A–	270,375
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
325	Total Massachusetts			325,920
	Michigan – 1.6%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	375,079
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	1,154,510
	2011-II-A, 5.375%, 10/15/36
1,355	Total Michigan			1,529,589
	Mississippi – 0.5%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/12 at 100.00	BBB	501,435
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 6.4%
265	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	294,895
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	4,623,773
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	563,830
	Series 1999, 6.000%, 10/01/25
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	563,230
	Series 2011A, 5.250%, 10/01/20
5,715	Total Missouri			6,045,728
	Montana – 1.3%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	1/13 at 100.00	B+	1,204,164
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.5%
400	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding	5/21 at 100.00	Aa3	452,560
	Series 2011, 5.050%, 9/01/30
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A	1,015,600
	5.900%, 11/01/27 (Alternative Minimum Tax)
1,400	Total Nebraska			1,468,160
	New Jersey – 0.4%
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	402,630
	Series 2007-1A, 4.750%, 6/01/34
	New York – 5.0%
630	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	721,898
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+ (4)	1,047,520
	2003A, 5.500%, 7/01/15 (Pre-refunded 7/01/13) – RAAI Insured
400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	469,636
	2011A, 5.750%, 2/15/47
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	300,923
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,100	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/13 at 100.00	N/R	2,248,239
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
4,395	Total New York			4,788,216
	North Dakota – 0.4%
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	366,684
	6.250%, 11/01/31
	Ohio – 4.1%
520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BB	422,391
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A–	1,021,580
	Project, Series 2006, 5.250%, 8/15/46
1,750	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,928,570
	Project, Refunding Series 2011, 5.250%, 8/01/36
500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	536,060
	Refunding & improvement Series 2010, 6.375%, 4/01/30
3,770	Total Ohio			3,908,601
	Oregon – 1.0%
850	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	982,889
	5.000%, 6/15/29
	Pennsylvania – 2.8%
1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	1,104,250
	Center Project, Series 2012A, 5.000%, 11/01/40
460	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	504,459
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student	7/22 at 100.00	BBB+	1,047,350
	Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/41
2,460	Total Pennsylvania			2,656,059
	Puerto Rico – 0.8%
640	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	724,781
	2009A, 6.000%, 8/01/42
	Rhode Island – 1.1%
1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/12 at 100.00	BBB–	1,014,990
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.8%
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	630,943
	1/01/19 – FGIC Insured (ETM)
1,105	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A	1,118,801
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
1,580	Total South Carolina			1,749,744
	Tennessee – 2.2%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
625	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AA+ (4)	628,306
375	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AA+ (4)	376,984
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,044,900
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	9,995
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6)
2,500	Total Tennessee			2,060,185
	Texas – 7.7%
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	1,469,865
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
350	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation,	5/21 at 100.00	BBB	422,643
	Inc., Series 2011A, 6.500%, 5/15/31
1,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	A	1,037,110
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured
	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond
	Trust 1015:
150	20.261%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	232,229
850	20.153%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	1,293,250
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C,	9/31 at 100.00	AA	141,442
	0.000%, 9/01/43
270	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series	No Opt. Call	A	299,346
	2007, 5.500%, 8/01/27
405	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	487,430
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
770	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	942,380
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	511,150
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
45	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	23,042
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
955	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	N/R (4)	493,152
	Refunding Bonds, Series 1998, 0.000%, 8/15/25 (Pre refunded 8/15/13 at 51.84)
6,995	Total Texas			7,353,039
	Virgin Islands – 0.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	497,007
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.9%
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,504,395
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	286,400
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
1,750	Total Virginia			1,790,795
	Washington – 0.5%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	511,710
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Wisconsin – 3.4%
290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	300,723
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/12 at 100.00	BBB	1,002,339
	Series 2001, 6.250%, 10/01/21
755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	831,005
	Series 2011A, 5.250%, 10/15/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	A+	1,114,059
	Series 2011A, 5.500%, 5/01/31
3,045	Total Wisconsin			3,248,126
$ 95,580	Total Investments (cost $87,335,675) – 101.9%			97,069,663
	Floating Rate Obligations – (3.5)%			(3,335,000)
	Other Assets Less Liabilities – 1.6%			1,519,266
	Net Assets – 100%			$ 95,253,929

Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$97,069,663	$—	$97,069,663

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $83,794,250.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$10,165,147
Depreciation	(224,400)
Net unrealized appreciation (depreciation) of investments	$ 9,940,747

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
N/R	Not rated.
(ETM)	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012